4. Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses

NOTE 4. PREPAID EXPENSES

The following table sets forth the components of the Company’s prepaid expenses on September 30, 2020, and December 31, 2019:

	September 30, 2020	December 31, 2019

Prepaid expenses	$2,622	$–
Prepaid interest acquisition expenses-Sunniva	–	592,473
Total	$–	$592,473

The prepaid acquisition expenses for Sunniva were written off during the period ended March 31, 2020 due to the termination of the Sunniva Agreement.

NOTE 4.	PREPAID EXPENSES

The following table sets forth the components of the Company’s prepaid expenses at December 31, 2019, and December 31, 2018:

	December 31, 2019	December 31, 2018

Prepaid stock purchase (a)	$–	$98,955
Prepaid expenses	236,742	–
Prepaid acquisition expenses-Sunniva	355,731	–
Prepaid interest (b)	–	35,734
Total	$592,473	$134,689

(a)	Represented money held in escrow to purchase Company stock held by the Sellers of AMS under the terms of the Securities Purchase Agreement for the acquisition of AMS

(b)

For 2018, $35,734 represented six months of prepaid interest on a mortgage assumed by the Company under the terms of the acquisition of AMS. In June 2019 the Company received a $1,000,000 in proceeds from Note Payable to Koze Investments, LLC (“Koze”). Under the terms of this agreement the Company prepaid $59,220 which represented six months of prepaid interest on a mortgage assumed by the Company under the terms of the acquisition of AMS. This amount has been capitalized in full as an addition to construction in progress for the year ended December 31, 2019.